Offerings - Offering: 1	Dec. 12, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 5,100,000.00
Amount of Registration Fee	$ 704.31
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $704.31 was paid in connection with the filing of the Schedule TO-I by FT Vest Rising Dividend Achievers Total Return Fund (File No. 005-95278) on October 21, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.